Commitments and contingencies (Details) - USD ($) $ in Millions	1 Months Ended
	Nov. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Liabilities for labor lawsuits and litigation		$ 1.4	$ 0.8
Issue of warrants administrative purchase	$ 7.0